Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
Lessee Lease Description [Line Items]
Lessee, operating lease, option to extend	true
Present value of future lease payments, discounted	7.14%
Maximum
Lessee Lease Description [Line Items]
Lease term	2 years